SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 396,210	$ 624,163
Working capital	877,955
Sponsor | Promissory Notes | Loans by Sponsor | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Aggregate amount of loan	250,000
Sponsor | Working Capital Loans | Loans by Sponsor | Maximum | Post Business Combination Entity
SIGNIFICANT ACCOUNTING POLICIES
Working capital loan convertible to Warrants	$ 1,500,000
Debt conversion, price per warrant (in dollar per share)	$ 1
Outstanding amount of working capital loan	$ 0	$ 0